Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Allowance for loan losses	$ 4,308	$ 3,772
Preferred stock, par value
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	25,061,000
Common stock, shares issued	6,205,250	6,425,905
Common stock, shares outstanding	6,205,250	6,147,689
Accumulated other comprehensive income, net of tax	$ 1,218	$ 1,046
Treasury stock, shares	0	278,216